Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Premises and Equipment
Schedule of premises and equipment and accumulated depreciation and amortization
	2025	2024

Buildings and improvements	$11,072,189	$10,848,724
Land and land improvements	3,284,187	3,096,142
Furniture and equipment	7,295,123	6,983,199
Leasehold improvements	883,307	869,474
Finance lease	4,018,377	4,018,377
Operating leases	1,459,868	1,426,517
Other prepaid assets	25,328	27,500
Total premises and equipment	28,038,379	27,269,933
Less accumulated depreciation and amortization	(15,947,493)	(15,196,948)
Net premises and equipment	$12,090,886	$12,072,985